Investment Strategy - PGIM Jennison U.S. Core Equity ETF	Aug. 31, 2023
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of U.S. companies. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The subadviser seeks to generate long-term capital appreciation through investments in U.S. equities by integrating insights from the subadviser’s fundamental investment teams within a disciplined, risk-managed portfolio construction framework. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. The subadviser utilizes an investment process pursuant to which securities are identified through proprietary fundamental research conducted by its analysts and selected by portfolio managers based on factors such as growth potential, valuation, fundamental risks, and overall portfolio characteristics, with position sizes generally reflecting the subadviser’s level of conviction in each investment. The subadviser applies a quantitative portfolio construction process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective. Incorporating insight from the subadviser’s fundamental investment team, the subadviser aims to construct a portfolio with risk factor exposures managed relative to the Russell 1000 Index (the “Index”). The equity and equity-related securities in which the Fund primarily invests include common and preferred stock, common stock, non-convertible preferred stock, convertible securities, American Depositary Receipts (“ADRs”), warrants, rights, real estate investment trusts (“REITs”), and other similar instruments. A company is considered to be a “U.S. company” if it is organized under the laws of the United States, or that the Fund’s subadviser determines has its principal business activities or primary economic exposure in the United States. The Fund may invest up to 20% of its total assets in foreign issuers that do not meet the above definition of U.S. companies. The Fund may purchase the stocks of companies of any size. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means it may invest in a smaller number of issuers than a diversified fund.